SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 97.52%
Communication Services — 4.64%
110,101	Glu Mobile, Inc.*	$666,111
121,220	Gray Television, Inc.*	2,598,957
62,350	Salem Media Group, Inc.	89,784

		3,354,852

Consumer Discretionary — 15.24%
62,157	Delta Apparel, Inc.*	1,933,083
227,700	Destination XL Group, Inc.*	291,456
16,950	Grand Canyon Education, Inc.*	1,623,641
32,650	Lakeland Industries, Inc.*	352,620
46,124	Malibu Boats, Inc., Class A*	1,888,778
9,020	MasterCraft Boat Holdings, Inc.*	142,065
27,910	Stoneridge, Inc.*	818,321
32,820	Tilly’s, Inc., Class A	402,045
40,690	Universal Electronics, Inc.*	2,126,459
176,985	ZAGG, Inc.*	1,435,348

		11,013,816

Consumer Staples — 1.58%
12,480	John B Sanfilippo & Son, Inc.	1,139,174

Energy — 1.61%
91,290	Callon Petroleum Co.*	440,931
31,140	Par Pacific Holdings, Inc.*	723,693

		1,164,624

Financials — 21.79%
24,000	Allegiance Bancshares, Inc.*	902,400
22,000	Amerisafe, Inc.	1,452,660
10,000	Carolina Financial Corp.	432,300
139,953	Compass Diversified Holdings LP	3,479,232
33,130	First Bancorp/Southern Pines, NC	1,322,218
39,230	German American Bancorp, Inc.	1,397,373
28,153	Heritage Financial Corp.	796,730
26,366	Mercantile Bank Corp.	961,568
33,454	Northrim BanCorp, Inc.	1,281,288
26,518	Pacific Premier Bancorp, Inc.	864,619
26,060	Preferred Bank/Los Angeles, CA	1,565,946
17,620	Stock Yards Bancorp, Inc.	723,477
14,900	Triumph Bancorp, Inc.*	566,498

		15,746,309

Health Care — 2.58%
28,270	Lantheus Holdings, Inc.*	579,818
20,540	Surmodics, Inc.*	850,972
3,790	US Physical Therapy, Inc.	433,386

		1,864,176

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Industrials — 27.72%
249,980	ACCO Brands Corp.	$2,339,813
6,640	Air Transport Services Group, Inc.*	155,774
11,940	Barrett Business Services, Inc.	1,080,092
18,344	Blue Bird Corp.*	420,444
16,658	Casella Waste Systems, Inc., Class A*	766,768
28,880	CBIZ, Inc.*	778,605
84,595	Columbus McKinnon Corp.	3,386,338
54,106	Ducommun, Inc.*	2,733,976
16,890	Ennis, Inc.	365,669
11,890	Graham Corp.	260,153
35,386	Greenbrier Cos., Inc. (The)	1,147,568
20,330	Insteel Industries, Inc.	436,892
23,533	Marten Transport Ltd.	505,724
25,670	NN, Inc.	237,448
17,243	NV5 Global, Inc.*	869,909
66,714	Patrick Industries, Inc.	3,497,815
21,470	PGT Innovations, Inc.*	320,118
21,760	Radiant Logistics, Inc.*	121,203
19,069	Willdan Group, Inc.*	606,013

		20,030,322

Information Technology — 11.65%
68,660	AXT, Inc.*	298,671
123,990	Mitek Systems, Inc.*	948,524
42,420	Model N, Inc.*	1,487,669
21,473	Novanta, Inc.*	1,899,072
19,362	PC Connection, Inc.	961,517
61,006	Sapiens International Corp. NV	1,403,138
2,160	Tyler Technologies, Inc.*	648,043
22,715	Vishay Precision Group, Inc.*	772,310

		8,418,944

Materials — 5.36%
57,749	FutureFuel Corp.	715,510
30,147	Koppers Holdings, Inc.*	1,152,218
15,760	UFP Technologies, Inc.*	781,854
81,958	Universal Stainless & Alloy Products, Inc.*	1,221,174

		3,870,756

Real Estate — 3.37%
34,240	Community Healthcare Trust, Inc., REIT	1,467,527
61,800	UMH Properties, Inc., REIT	972,114

		2,439,641

Utilities — 1.98%
23,140	Unitil Corp.	1,430,515

Total Common Stocks		70,473,129

(Cost $39,491,762)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Exchange Traded Funds — 1.13%
6,100	iShares Nasdaq Biotechnology	$735,111
1,470	SPDR S&P Regional Banking	85,627

Total Exchange Traded Funds		820,738

(Cost $693,185)

Investment Company — 1.45%
1,044,436	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,044,436

Total Investment Company		1,044,436

(Cost $1,044,436)

Total Investments		$72,338,303
(Cost $41,229,383) — 100.10%

Liabilities in excess of other assets — (0.10)%		(71,037)

NET ASSETS — 100.00%		$72,267,266

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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